Schedule of Investments(a)
May 31, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–121.91%(b)
Advertising–1.08%
Lamar Media Corp.,
4.00%, 02/15/2030	$25,000	$23,207
3.63%, 01/15/2031	978,000	875,310
		898,517
Aerospace & Defense–0.73%
TransDigm UK Holdings PLC, 6.88%, 05/15/2026	601,000	606,628
Airlines–1.38%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(c)	1,161,000	1,149,738
Alternative Carriers–0.57%
Lumen Technologies, Inc., Series P, 7.60%, 09/15/2039	547,000	471,451
Apparel Retail–1.18%
Gap, Inc. (The), 3.63%, 10/01/2029(c)	1,342,000	986,598
Apparel, Accessories & Luxury Goods–1.98%
Kontoor Brands, Inc., 4.13%, 11/15/2029(c)	939,000	800,784
Macy’s Retail Holdings LLC,
5.88%, 04/01/2029(c)	362,000	341,467
5.88%, 03/15/2030(c)	283,000	258,755
4.50%, 12/15/2034	333,000	249,106
		1,650,112
Application Software–1.38%
SS&C Technologies, Inc., 5.50%, 09/30/2027(c)	1,145,000	1,147,284
Auto Parts & Equipment–1.88%
Clarios Global L.P., 6.75%, 05/15/2025(c)	149,000	150,257
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(c)	857,000	855,629
NESCO Holdings II, Inc., 5.50%, 04/15/2029(c)	615,000	556,095
		1,561,981
Automobile Manufacturers–6.54%
Allison Transmission, Inc.,
4.75%, 10/01/2027(c)	657,000	629,900
3.75%, 01/30/2031(c)	924,000	792,556
Ford Motor Co.,
3.25%, 02/12/2032	195,000	165,146
4.75%, 01/15/2043	327,000	270,689
Ford Motor Credit Co. LLC,
5.13%, 06/16/2025	204,000	204,510
3.38%, 11/13/2025	250,000	239,650
4.39%, 01/08/2026	899,000	871,187
5.11%, 05/03/2029	855,000	834,531
4.00%, 11/13/2030	654,000	590,480
	Principal Amount	Value
Automobile Manufacturers–(continued)
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(c)	$855,000	$848,588
		5,447,237
Automotive Retail–5.20%
Asbury Automotive Group, Inc.,
4.50%, 03/01/2028	161,000	152,032
4.63%, 11/15/2029(c)	773,000	714,793
Group 1 Automotive, Inc., 4.00%, 08/15/2028(c)	981,000	896,016
LCM Investments Holdings II LLC, 4.88%, 05/01/2029(c)	942,000	804,708
Lithia Motors, Inc., 3.88%, 06/01/2029(c)	951,000	879,626
Sonic Automotive, Inc., 4.63%, 11/15/2029(c)	991,000	882,476
		4,329,651
Cable & Satellite–11.73%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.13%, 05/01/2027(c)	176,000	173,706
5.00%, 02/01/2028(c)	890,000	863,478
4.50%, 08/15/2030(c)	1,807,000	1,634,314
4.50%, 05/01/2032	294,000	259,058
4.25%, 01/15/2034(c)	602,000	499,606
CSC Holdings LLC,
6.50%, 02/01/2029(c)	922,000	909,521
5.75%, 01/15/2030(c)	696,000	582,970
4.50%, 11/15/2031(c)	314,000	269,850
5.00%, 11/15/2031(c)	200,000	158,060
DISH DBS Corp., 7.38%, 07/01/2028	350,000	274,474
DISH Network Corp., Conv., 3.38%, 08/15/2026	1,001,000	757,091
Gray Escrow II, Inc., 5.38%, 11/15/2031(c)	924,000	843,150
Sirius XM Radio, Inc.,
3.13%, 09/01/2026(c)	1,015,000	952,258
4.00%, 07/15/2028(c)	496,000	460,697
Virgin Media Finance PLC (United Kingdom), 5.00%, 07/15/2030(c)	390,000	348,886
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 05/15/2029(c)	200,000	196,929
VZ Secured Financing B.V. (Netherlands), 5.00%, 01/15/2032(c)	650,000	589,205
		9,773,253
Casinos & Gaming–2.72%
Codere Finance 2 (Luxembourg) S.A. (Spain), 11.63% PIK Rate, 2.00% Cash Rate, 11/30/2027(c)(d)	64,573	59,342
Everi Holdings, Inc., 5.00%, 07/15/2029(c)	626,000	557,597
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/2029(c)	637,000	539,762

See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

	Principal Amount	Value
Casinos & Gaming–(continued)
Mohegan Gaming & Entertainment, 8.00%, 02/01/2026(c)	$604,000	$559,455
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/2029(c)	615,000	547,021
		2,263,177
Commodity Chemicals–0.99%
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/2026(c)	928,000	827,669
Construction & Engineering–1.38%
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(c)	632,000	595,249
Howard Midstream Energy Partners LLC, 6.75%, 01/15/2027(c)	575,000	552,723
		1,147,972
Consumer Finance–2.35%
FirstCash, Inc., 5.63%, 01/01/2030(c)	902,000	861,680
OneMain Finance Corp.,
7.13%, 03/15/2026	330,000	338,497
3.88%, 09/15/2028	37,000	32,040
5.38%, 11/15/2029	786,000	728,221
		1,960,438
Copper–1.34%
First Quantum Minerals Ltd. (Zambia), 6.88%, 10/15/2027(c)	1,114,000	1,113,566
Data Processing & Outsourced Services–0.69%
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(c)	642,000	576,015
Diversified Metals & Mining–0.63%
Hudbay Minerals, Inc. (Canada), 6.13%, 04/01/2029(c)	588,000	528,036
Diversified REITs–1.44%
iStar, Inc.,
4.75%, 10/01/2024	1,013,000	1,010,617
5.50%, 02/15/2026	191,000	192,255
		1,202,872
Electric Utilities–0.34%
Vistra Operations Co. LLC,
5.63%, 02/15/2027(c)	220,000	220,398
5.00%, 07/31/2027(c)	60,000	58,774
		279,172
Electrical Components & Equipment–2.32%
EnerSys,
5.00%, 04/30/2023(c)	304,000	304,999
4.38%, 12/15/2027(c)	862,000	784,648
Sensata Technologies B.V., 4.88%, 10/15/2023(c)	840,000	843,999
		1,933,646
	Principal Amount	Value
Electronic Components–0.39%
Sensata Technologies, Inc.,
4.38%, 02/15/2030(c)	$178,000	$169,467
3.75%, 02/15/2031(c)	177,000	158,671
		328,138
Food Distributors–1.71%
American Builders & Contractors Supply Co., Inc., 4.00%, 01/15/2028(c)	927,000	874,365
United Natural Foods, Inc., 6.75%, 10/15/2028(c)	569,000	550,846
		1,425,211
Food Retail–0.65%
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/2029(c)	575,000	542,061
Health Care Equipment–0.16%
CHS/Community Health Systems, Inc., 4.75%, 02/15/2031(c)	167,000	135,034
Health Care Facilities–3.08%
Encompass Health Corp., 4.50%, 02/01/2028	612,000	569,734
HCA, Inc.,
5.88%, 02/01/2029	259,000	274,218
3.50%, 09/01/2030	942,000	860,482
Tenet Healthcare Corp., 4.88%, 01/01/2026(c)	862,000	861,164
		2,565,598
Health Care REITs–1.97%
CTR Partnership L.P./CareTrust Capital Corp., 3.88%, 06/30/2028(c)	642,000	585,841
Diversified Healthcare Trust,
4.75%, 05/01/2024	304,000	287,443
9.75%, 06/15/2025	23,000	24,177
4.38%, 03/01/2031	942,000	740,897
		1,638,358
Health Care Services–2.52%
Community Health Systems, Inc.,
8.00%, 03/15/2026(c)	584,000	586,222
6.13%, 04/01/2030(c)	636,000	464,280
Hadrian Merger Sub, Inc., 8.50%, 05/01/2026(c)	483,000	472,362
Select Medical Corp., 6.25%, 08/15/2026(c)	580,000	579,295
		2,102,159
Homebuilding–0.68%
Taylor Morrison Communities, Inc., 6.63%, 07/15/2027(c)	560,000	562,032
Hotel & Resort REITs–0.67%
Service Properties Trust,
4.95%, 10/01/2029	261,000	205,866
4.38%, 02/15/2030	473,000	348,741
		554,607
Hotels, Resorts & Cruise Lines–0.76%
Carnival Corp., 10.50%, 02/01/2026(c)	587,000	632,933
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

	Principal Amount	Value
Household Products–1.37%
Prestige Brands, Inc., 3.75%, 04/01/2031(c)	$1,342,000	$1,137,218
Independent Power Producers & Energy Traders–1.66%
Calpine Corp., 3.75%, 03/01/2031(c)	648,000	571,925
Clearway Energy Operating LLC, 4.75%, 03/15/2028(c)	589,000	563,246
Vistra Corp., 7.00%(c)(e)(f)	253,000	243,066
		1,378,237
Industrial Machinery–2.70%
EnPro Industries, Inc., 5.75%, 10/15/2026	855,000	856,907
Mueller Water Products, Inc., 4.00%, 06/15/2029(c)	939,000	847,471
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(c)	615,000	547,356
		2,251,734
Integrated Oil & Gas–2.45%
Occidental Petroleum Corp.,
8.50%, 07/15/2027	254,000	295,203
6.13%, 01/01/2031	1,282,000	1,392,572
6.20%, 03/15/2040	336,000	355,322
		2,043,097
Integrated Telecommunication Services–4.10%
Altice France S.A. (France),
8.13%, 02/01/2027(c)	1,058,000	1,061,354
5.50%, 10/15/2029(c)	385,000	334,704
Iliad Holding S.A.S. (France),
6.50%, 10/15/2026(c)	400,000	388,500
7.00%, 10/15/2028(c)	789,000	761,831
Level 3 Financing, Inc., 3.75%, 07/15/2029(c)	1,020,000	871,781
		3,418,170
Interactive Home Entertainment–1.38%
Sea Ltd. (Singapore), Conv., 0.25%, 09/15/2026	353,000	268,634
WMG Acquisition Corp., 3.75%, 12/01/2029(c)	955,000	879,942
		1,148,576
Interactive Media & Services–1.69%
Match Group Holdings II LLC, 4.63%, 06/01/2028(c)	916,000	855,301
Scripps Escrow II, Inc., 5.38%, 01/15/2031(c)	633,000	555,774
		1,411,075
IT Consulting & Other Services–1.40%
Gartner, Inc.,
4.50%, 07/01/2028(c)	906,000	882,195
3.63%, 06/15/2029(c)	306,000	280,011
		1,162,206
Managed Health Care–1.73%
Centene Corp.,
4.25%, 12/15/2027	609,000	606,878
3.00%, 10/15/2030	935,000	833,178
		1,440,056
	Principal Amount	Value
Oil & Gas Drilling–5.34%
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(c)	$637,000	$619,304
Nabors Industries Ltd.,
7.25%, 01/15/2026(c)	338,000	328,029
7.50%, 01/15/2028(c)	360,000	339,079
Nabors Industries, Inc., 7.38%, 05/15/2027(c)	157,000	158,640
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/2026(c)	794,000	745,367
Precision Drilling Corp. (Canada),
7.13%, 01/15/2026(c)	88,000	88,142
6.88%, 01/15/2029(c)	478,000	462,145
Rockies Express Pipeline LLC,
4.95%, 07/15/2029(c)	257,000	243,877
4.80%, 05/15/2030(c)	80,000	70,355
6.88%, 04/15/2040(c)	268,000	240,042
Valaris Ltd.,
12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(c)(d)	380,000	381,651
Series 1145, 12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(d)	768,000	771,337
		4,447,968
Oil & Gas Equipment & Services–0.67%
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027	576,000	555,932
Oil & Gas Exploration & Production–8.19%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(c)	1,634,000	1,670,430
Apache Corp., 7.75%, 12/15/2029	525,000	589,307
Callon Petroleum Co.,
6.13%, 10/01/2024	454,000	453,001
8.00%, 08/01/2028(c)	656,000	677,018
Earthstone Energy Holdings LLC, 8.00%, 04/15/2027(c)	1,114,000	1,134,236
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/01/2028(c)	222,000	224,160
6.00%, 04/15/2030(c)	468,000	455,989
6.25%, 04/15/2032(c)	468,000	457,082
SM Energy Co.,
6.75%, 09/15/2026	795,000	805,665
6.63%, 01/15/2027	90,000	90,622
6.50%, 07/15/2028	265,000	263,675
		6,821,185
Oil & Gas Storage & Transportation–5.53%
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 8.00%, 04/01/2029(c)	1,196,000	1,228,107
EQM Midstream Partners L.P.,
7.50%, 06/01/2027(c)	185,000	185,000
6.50%, 07/01/2027(c)	583,000	583,729
4.75%, 01/15/2031(c)	297,000	258,221
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.25%, 05/15/2026	725,000	673,804
8.00%, 01/15/2027	423,000	417,964
7.75%, 02/01/2028	308,000	297,312
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Holly Energy Partners L.P./Holly Energy Finance Corp., 6.38%, 04/15/2027(c)	$575,000	$575,382
NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 04/15/2026	474,000	384,834
		4,604,353
Other Diversified Financial Services–2.06%
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/2029(c)	928,000	869,745
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(c)	914,000	849,513
		1,719,258
Paper Packaging–0.71%
Clydesdale Acquisition Holdings, Inc., 6.63%, 04/15/2029(c)	594,000	587,665
Pharmaceuticals–1.20%
Bausch Health Cos., Inc.,
4.88%, 06/01/2028(c)	331,000	284,941
5.25%, 02/15/2031(c)	796,000	468,104
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(c)	311,000	243,902
		996,947
Real Estate Operating Companies–0.37%
DigitalBridge Group, Inc., Conv., 5.00%, 04/15/2023	310,000	310,445
Research & Consulting Services–0.67%
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(c)	613,000	558,581
Restaurants–2.42%
1011778 BC ULC/New Red Finance, Inc. (Canada),
3.88%, 01/15/2028(c)	313,000	295,869
4.00%, 10/15/2030(c)	648,000	572,184
Papa John’s International, Inc., 3.88%, 09/15/2029(c)	1,282,000	1,150,563
		2,018,616
Retail REITs–1.04%
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(c)	873,000	867,147
Semiconductor Equipment–0.68%
Entegris Escrow Corp., 4.75%, 04/15/2029(c)	597,000	568,580
Specialized Consumer Services–2.46%
Carriage Services, Inc., 4.25%, 05/15/2029(c)	1,258,000	1,065,772
Terminix Co. LLC (The), 7.45%, 08/15/2027	872,000	987,082
		2,052,854
Specialized REITs–1.44%
SBA Communications Corp., 3.88%, 02/15/2027	1,225,000	1,199,330
	Principal Amount	Value
Specialty Chemicals–1.65%
Braskem Idesa S.A.P.I. (Mexico),
7.45%, 11/15/2029(c)	$538,000	$510,024
6.99%, 02/20/2032(c)	352,000	311,418
Rayonier A.M. Products, Inc., 7.63%, 01/15/2026(c)	599,000	555,273
		1,376,715
Steel–0.68%
SunCoke Energy, Inc., 4.88%, 06/30/2029(c)	639,000	569,860
Systems Software–2.80%
Camelot Finance S.A., 4.50%, 11/01/2026(c)	1,829,000	1,737,605
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029	649,000	590,716
		2,328,321
Textiles–0.95%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC (China), 7.50%, 05/01/2025(c)	892,000	790,574
Trading Companies & Distributors–1.12%
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 05/01/2028(c)	1,081,000	931,200
Wireless Telecommunication Services–3.01%
T-Mobile USA, Inc.,
5.38%, 04/15/2027	253,000	258,439
4.75%, 02/01/2028	630,000	632,781
3.38%, 04/15/2029	564,000	523,353
Vmed O2 UK Financing I PLC (United Kingdom), 4.75%, 07/15/2031(c)	327,000	296,344
Vodafone Group PLC (United Kingdom), 4.13%, 06/04/2081(e)	966,000	799,245
		2,510,162
Total U.S. Dollar Denominated Bonds & Notes (Cost $109,138,847)		101,547,206
	Shares
Exchange-Traded Funds–4.74%
iShares iBoxx High Yield Corporate Bond ETF	14,000	1,113,000
iShares® 0-5 Year High Yield Corporate Bond ETF	66,000	2,834,040
Total Exchange-Traded Funds (Cost $3,895,360)		3,947,040
	Principal Amount
Variable Rate Senior Loan Interests–4.31%(g)(h)
Commodity Chemicals–1.39%
Schweitzer-Mauduit International, Inc. (SWM International), Term Loan B, 4.81% (1 mo. USD LIBOR + 3.75%), 04/20/2028	$1,185,830	1,156,184
Health Care Services–0.00%
Global Medical Response, Inc., Term Loan, 5.25% (3 mo. USD LIBOR + 4.25%), 10/02/2025	1,753	1,675
Hotels, Resorts & Cruise Lines–0.73%
Four Seasons Hotels Ltd. (Canada), First Lien Term Loan, 2.76% (1 mo. USD LIBOR + 2.00%), 11/30/2023	614,302	613,535
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

	Principal Amount		Value
Pharmaceuticals–0.59%
Endo LLC, Term Loan, 6.06% (3 mo. USD LIBOR + 5.00%), 03/27/2028		$628,650	$490,740
Restaurants–0.94%
IRB Holding Corp., Term Loan, 3.75% (1 mo. SOFR + 3.00%), 12/15/2027		813,058	780,536
Specialty Stores–0.66%
PetSmart, Inc., Term Loan, 4.50% (3 mo. USD LIBOR + 3.75%), 02/11/2028		580,883	547,627
Total Variable Rate Senior Loan Interests (Cost $3,809,654)			3,590,297
Non-U.S. Dollar Denominated Bonds & Notes–0.37%(i)
Casinos & Gaming–0.18%
Codere Finance 2 (Luxembourg) S.A. (Spain), 3.00% PIK Rate, 8.00% Cash Rate, 09/30/2026(c)(d)	EUR	136,474	154,083
Other Diversified Financial Services–0.08%
Codere New Holdco S.A. (Spain), 7.50% PIK Rate, 0.00% Cash Rate, 11/30/2027(c)(d)	EUR	70,000	63,327
Textiles–0.11%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC (China), 5.38%, 05/01/2023(c)	EUR	100,000	92,057
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $362,072)			309,467
Shares		Value
Common Stocks & Other Equity Interests–0.00%
Other Diversified Financial Services–0.00%
Codere New Topco S.A. (Spain) (Cost $0)(j)	2,609	$0
Money Market Funds–0.39%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(k)(l)	113,234	113,234
Invesco Liquid Assets Portfolio, Institutional Class, 0.75%(k)(l)	81,942	81,934
Invesco Treasury Portfolio, Institutional Class, 0.54%(k)(l)	129,410	129,410
Total Money Market Funds (Cost $324,612)		324,578
TOTAL INVESTMENTS IN SECURITIES–131.72% (Cost $117,530,545)		109,718,588
BORROWINGS–(36.68)%		(30,550,000)
OTHER ASSETS LESS LIABILITIES—4.96%		4,128,456
NET ASSETS–100.00%		$83,297,044
Investment Abbreviations:
Conv.	– Convertible
ETF	– Exchange-Traded Fund
EUR	– Euro
LIBOR	– London Interbank Offered Rate
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
USD	– U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2022 was $74,185,397, which represented 89.06% of the Trust’s Net Assets.
(d)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Perpetual bond with no specified maturity date.
(g)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(h)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Trust’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(i)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(j)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(k)	Affiliated issuer. The issuer and/or the Trust is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2022.

	Value February 28, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$802,454	$5,057,871	$(5,747,091)	$-	$-	$113,234	$397
Invesco Liquid Assets Portfolio, Institutional Class	574,302	3,612,765	(4,105,065)	110	(178)	81,934	540
Invesco Treasury Portfolio, Institutional Class	917,091	5,780,424	(6,568,105)	-	-	129,410	624
Total	$2,293,847	$14,451,060	$(16,420,261)	$110	$(178)	$324,578	$1,561

(l)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
08/17/2022	State Street Bank & Trust Co.	EUR	296,000	USD	314,353	$(4,739)

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit CDX North America High Yield Index, Series 38, Version 1	Sell	5.00%	Quarterly	06/20/2027	4.615%	USD	2,329,000	$45,282	$36,274	$(9,008)

(a)	Centrally cleared swap agreements collateralized by $40,023 cash held with Bank of America Merrill Lynch.
(b)	Implied credit spreads represent the current level, as of May 31, 2022, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:
EUR	—Euro
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$101,547,206	$—	$101,547,206
Exchange-Traded Funds	3,947,040	—	—	3,947,040
Variable Rate Senior Loan Interests	—	3,590,297	—	3,590,297
Non-U.S. Dollar Denominated Bonds & Notes	—	309,467	—	309,467
Common Stocks & Other Equity Interests	—	—	0	0
Money Market Funds	324,578	—	—	324,578
Total Investments in Securities	4,271,618	105,446,970	0	109,718,588
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(4,739)	—	(4,739)
Swap Agreements	—	(9,008)	—	(9,008)
Total Other Investments	—	(13,747)	—	(13,747)
Total Investments	$4,271,618	$105,433,223	$0	$109,704,841

*	Unrealized appreciation (depreciation).
A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the three months ended May 31, 2022:
	Value 02/28/22	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain	Change in Unrealized Appreciation	Transfers into Level 3	Transfers out of Level 3	Value 05/31/22
Common Stocks & Other Equity Interests	$0	$—	$—	$—	$—	$—	$—	$—	$0
Variable Rate Senior Loan Interests	1,264,380	—	—	—	—	—	—	(1,264,380)	—
Total	$1,264,380	$—	$—	$—	$—	$—	$—	$(1,264,380)	$0
Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.
Invesco High Income Trust II